Fair Value Measurements and Hedging - Fair value on a recurring basis - Quoted Prices in Active Markets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Derivative Asset, Current	$ 6,305	$ 25,585
LIABILITIES
Derivative Liability, Current	5,784	(0)
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member] | Forward Freight Agreements [Member]
ASSETS
Derivative Asset, Current	(0)	191
LIABILITIES
Derivative Liability, Current	5,784	(0)
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member] | Bunker Swaps [Member]
ASSETS
Derivative Asset, Current	(0)	3,688
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member] | Derivative Financial Instruments [Member]
ASSETS
Derivative Asset	(0)	3,879
LIABILITIES
Derivative Liability	5,784	(0)
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Forward Freight Agreements [Member]
ASSETS
Derivative Asset, Current	(0)	(0)
LIABILITIES
Derivative Liability, Current	(0)	(0)
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Bunker Swaps [Member]
ASSETS
Derivative Asset, Current	(0)	(0)
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Derivative Financial Instruments [Member]
ASSETS
Derivative Asset	(0)	(0)
LIABILITIES
Derivative Liability	$ (0)	$ (0)